Financial instruments disclosures Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 6,861	$ 10,773	$ 5,989
Provisionally Priced Receivables	1,065	889
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,861	10,773
Investments in equity shares and funds	136	130
Other investments, including loans	2,841	2,782
Trade and other receivables	3,052	3,007
Financial assets (excluding derivative assets)	12,890	16,692
Forward contracts: designated as hedges	11	8
Forward contracts and option contracts, not designated as hedges	416	334
Derivatives related to net debt	(134)	(288)
Trade and other payables	(5,207)	(5,552)
Financial Assets And Liabilities Net	7,976	11,194
Not held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,665	2,779
Investments in equity shares and funds		0
Other investments, including loans	19	6
Trade and other receivables	1,847	2,015
Financial assets (excluding derivative assets)	4,531	4,800
Trade and other payables	(5,153)	(5,513)
Financial Assets And Liabilities Net	(622)	(713)
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,196	7,994
Investments in equity shares and funds	102	92
Other investments, including loans	2,603	2,544
Trade and other receivables	16	20
Financial assets (excluding derivative assets)	6,917	10,650
Financial Assets And Liabilities Net	6,917	10,650
Level 2 | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in equity shares and funds	0
Trade and other receivables	1,189	972
Financial assets (excluding derivative assets)	1,189	972
Forward contracts and option contracts, not designated as hedges	38	(25)
Derivatives related to net debt	(134)	(288)
Trade and other payables	(54)	(39)
Financial Assets And Liabilities Net	1,039	620
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in equity shares and funds	34	38
Other investments, including loans	219	232
Financial assets (excluding derivative assets)	253	270
Forward contracts: designated as hedges	11	8
Forward contracts and option contracts, not designated as hedges	378	359
Financial Assets And Liabilities Net	642	637
Aluminium Forward Contracts Embedded In Electricity Purchase Contracts | Level 3
Disclosure of detailed information about financial instruments [line items]
Longterm Embedded Derivatives At Fair Value	$ 384	$ 338